Sale of Accounts Receivable - Credit Losses on Sold Receivables (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold, net				$ 127.8	$ 137.5	$ 70.2
Proceeds upon sale				124.6	134.0	68.4
Loss on sale			1.2	3.2	3.5	1.8
Servicing fees received				$ 0.1	$ 0.1	$ 0.1